Consolidated Balance Sheets (Parentheticals) - shares	Dec. 31, 2018	Dec. 31, 2017
Consolidated Balance Sheets [Abstract]
Common units issued	34,603,100	29,148,554
Common units outstanding	34,603,100	29,148,554